SCHEDULE OF COMMON STOCK ISSUED AND OUTSTANDING (Details) (Parenthetical) - USD ($)				3 Months Ended			8 Months Ended
		Jul. 08, 2024	Mar. 15, 2023	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jul. 08, 2024	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Warrant outstanding								10,430,800
Issuance of common stock (Note 4)			$ 90	$ 1,524,881	$ 106,136	$ 16,414
Public Warrants [Member]
Restructuring Cost and Reserve [Line Items]
Warrant outstanding		4,999,929					4,999,929
Global Partner Acquisition Corp II [Member]
Restructuring Cost and Reserve [Line Items]
Earnout shares							500,000
Common stock weighted average price per share		$ 120.00					$ 120.00
Share issued for conversion							89,413
Share issued or issuable							4,149,977
Asset, Held-in-Trust, Current		$ 1,564,086					$ 1,564,086
Reversal of redeemed shares							287
Stock redemption price		$ 113.8					$ 113.8
[custom:IncreaseDecreaseInAssetsHeldInTrust]							$ 1,564,086
Global Partner Acquisition Corp II [Member] | Private Placement Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Issuance of common stock (Note 4)							$ 10,075,002
Shares issued							107,754
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs							$ 108
Global Partner Acquisition Corp II [Member] | Non Redemption Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Shares issued							12,777
Global Partner Acquisition Corp II [Member] | Sponsor [Member]
Restructuring Cost and Reserve [Line Items]
Earnout shares		100,000					100,000
Shares issued	[1],[2]						400,000

[1]	Excludes
[2]	Includes